Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax (expense) recovery	$ (2)	$ (6)	$ (4)	$ 6
Other, tax recovery	$ (1)	$ 0	$ (1)	$ 9